RELATED-PARTY TRANSACTIONS DISCLOSURE: Reconciliation of the interest expense accrued (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Reconciliation of the interest expense accrued

	January 31, 2025	January 31, 2024	January 31, 2023

Interest accrued on Notes payable due on demand	$17,241	$189,926	$162,724
Interest accrued on Debt prior to restructuring on May 9, 2024	51,651	-	-
Interest accrued on Debt subsequent to restructuring on May 9, 2024	109,064	-	-
Total interest expense	$177,956	$189,926	$162,724